                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549

                                  FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082
                                   ---------

                                   CGM TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              One International Place, Boston, Massachusetts 02110
-------------------------------------------------------------------------------
      (Address of principal executive offices)        (Zip code)

                              T. John Holton, Esq.
                              Bingham McCutchen LLP
                               150 Federal Street
                                Boston, MA 02110
-------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225
                                                    --------------

Date of fiscal year end: December 31, 2005
                         -----------------
Date of reporting period: December 31, 2005
                          -----------------

ITEM 1. REPORTS TO STOCKHOLDERS.

CGM
MUTUAL FUND

76th Annual Report
December 31, 2005

A No-Load Fund


[logo] Investment Adviser
       CAPITAL GROWTH MANAGEMENT
       Limited Partnership

TO OUR SHAREHOLDERS:
-------------------------------------------------------------------------------

CGM Mutual Fund returned 0.3% during the fourth quarter of 2005 compared to the unmanaged Standard and Poor's 500 Index which returned 2.1% and the Merrill Lynch Master Bond Index which returned 0.6% for the same period. For the year just ended, CGM Mutual Fund returned 14.6%, the unmanaged S&P Index returned 4.9% and the Merrill Lynch Master Bond Index returned 2.6%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
The U.S. economy in 2005 left little room for complaint: Last year's worst fears of a weaker dollar or a slowdown triggered by higher crude oil prices or rising interest rates failed to materialize. Instead, we enjoyed another year of above-trend growth in real Gross Domestic Product with solid gains in corporate profits again leading the way. This multi-year recovery is still creating new jobs and shaved the unemployment rate to just under 5% at the end of 2005. In a near repeat of 2004, the economy continued to be propelled by a strong market for new houses almost all year long despite numerous interest rate hikes by the Federal Reserve Board.

Now that we are contemplating the fifth year of the expansion, we believe the economy will grow at a slower rate on the consumer or retail level, but with even more gusto when it comes to capital spending by corporations and continued rebuilding in the aftermath of 2005's severe storms. Inflation pressures may begin to surface and the Fed will be on the hot seat to apply just the right amount of pressure to restrain inflation without tipping the economy into recession. Thus far, the leap in the Federal Funds rate from 1% to 4.25% over two years has yet to be reflected in the long-term interest rate market. The yield on the ten year U.S. government bond was 4.25% in January of 2004, 4.24% last January and is now 4.39%. Mortgage rates are just slightly higher than they were one year ago though new, tougher lending standards on the part of financial institutions (with potentially even more stringent regulations on the way) could put a damper on the new home market as seemed to be indicated by November's significantly lower number of housing starts.

In 2000, the S&P 500 Index closed out the year at 1345. On December 31, 2005, it was 1250. Despite the decline, earnings per share of the Index have risen thirty percent over the past five years. This year was no exception with a 3% increase in share prices in the S&P 500 Index while earnings jumped roughly 11%. The erosion of price-to-earnings multiples is slowly correcting the over- generous pricing that crept into the market during the tech boom of the late 1990s. By historical standards, the market still has a way to go before anyone is ready to declare an overall bargain. Nonetheless, we believe the market offers some interesting values looking forward should inflation be limited to 2% or 3% per year.

PORTFOLIO STRATEGY
In 2005, the CGM Mutual Fund common stock position ranged between 67% and 73% of assets reflecting our belief in continued worldwide economic growth. We maintained significant positions in a number of energy-related industries throughout the year in anticipation of oil and gas prices rising above consensus expectations. At the start of the year, the aggregate position in several energy-related sectors totaled 24% of the Fund's portfolio, rose as high as 42% on September 30, and was reduced to 17% at year end.

At the beginning of January, the portfolio had significant positions in steel (16%) and in global wireless telephone companies (17%) which were eliminated during the first half of the year. During the last six months of 2005, the Fund established positions of 12% in real estate investment trusts and 20% in copper and gold stocks.

Most of the Fund's gains during 2005 were in the energy sector. The largest energy stock increases were in Amerada Hess Corporation, Peabody Energy Corporation and ConocoPhillips. Smaller gains occurred in copper producer Phelps Dodge Corporation and internet search engine Google, Inc. Small losses occurred in The Hershey Company and Harrah's Entertainment, Inc.

The fixed income section of the portfolio ranged between 27% and 33% of Fund assets and was invested in U.S. Treasury Bills in anticipation of higher short-term interest rates.

On December 31, 2005, the Fund's three largest industry positions in the equity portion of the portfolio were in metals and mining, real estate investment trusts and copper. The three largest equity holdings were Phelps Dodge Corporation, Altria Group, Inc. and Freeport-McMoRan Copper & Gold, Inc.

           /s/ Robert L. Kemp

              Robert L. Kemp
              President

          /s/ G. Kenneth Heebner

              G. Kenneth Heebner
              Portfolio Manager

January 3, 2006

COMPARISONS OF CHANGE IN VALUE OF $10,000 INVESTMENT IN CGM MUTUAL FUND, THE UNMANAGED S&P 500 INDEX, AND THE MERRILL LYNCH MASTER BOND INDEX assuming reinvestment of dividends and capital gains

----------------------------
      CGM MUTUAL FUND
Average Annual Total Returns
      through 12/31/05
----------------------------
1 year    5 year    10 year
14.6%      5.5%       7.2%
----------------------------
   Past performance is no
indication of future results
----------------------------

                                      Unmanaged
                         CGM           S&P 500         Merrill Lynch
                     Mutual Fund        Index        Master Bond Index
          ------------------------------------------------------------
                      $10,000          $10,000           $10,000
           1996        12,370           12,300            10,360
           1997        13,384           16,408            11,365
           1998        14,482           21,101            12,376
           1999        17,451           25,532            12,253
           2000        15,426           23,209            13,686
           2001        13,637           20,447            14,822
           2002        11,332           15,928            16,364
           2003        15,831           20,500            17,035
           2004        17,557           22,734            17,767
           2005        20,120           23,848            18,229

CGM MUTUAL FUND
PORTFOLIO MANAGER
--------------------------------------------------------------------------------
G. Kenneth Heebner has managed CGM Mutual Fund since 1981. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner was at Loomis, Sayles and Company where he managed the Fund, then known as Loomis-Sayles Mutual Fund. In addition to CGM Mutual Fund, Mr. Heebner currently manages CGM Capital Development Fund, CGM Realty Fund and CGM Focus Fund.
--------------------------------------------------------------------------------

See the Schedule of Investments on page 3 for the percentage of net assets of the Fund invested in particular industries or securities as of December 31, 2005.

INVESTMENT PERFORMANCE
(unaudited)
--------------------------------------------------------------------------------
Cumulative Total Return for Periods Ended
December 31, 2005

                                                                   CGM
                                                                MUTUAL FUND
                                                             ---------------
10 Years ....................................................    +101.3%
 5 Years ....................................................    + 30.6
 1 Year .....................................................    + 14.6
 3 Months ...................................................    +  0.3

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assume the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Commencing July 1, 2003 and ending June 30, 2004, Capital Growth Management agreed to voluntarily waive a portion of the management fee, lowering the annual rate to 0.72% of the Fund's average daily net assets. Otherwise, the total return for the 10- and 5-year periods ended December 31, 2005 would have been lower.

                                                           CGM MUTUAL FUND
-------------------------------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF DECEMBER 31, 2005
COMMON STOCKS -- 67.2% OF TOTAL NET ASSETS
                                                                                                       SHARES        VALUE(a)
                                                                                                     ----------    ------------
BEVERAGES AND TOBACCO -- 5.1%
  Altria Group, Inc. ..........................................................................         350,000    $ 26,152,000
                                                                                                                   ------------

BUSINESS SERVICES -- 2.6%
  FedEx Corporation ...........................................................................         130,000      13,440,700
                                                                                                                   ------------

COPPER -- 5.9%
  Phelps Dodge Corporation ....................................................................         210,000      30,212,700
                                                                                                                   ------------

ENGINEERING -- 3.5%
  Fluor Corporation ...........................................................................         235,000      18,156,100
                                                                                                                   ------------

FOOD - RETAILERS AND WHOLESALERS -- 4.1%
  The Hershey Company .........................................................................         378,000      20,884,500
                                                                                                                   ------------

FREIGHT TRANSPORTATION -- 0.7%
  Union Pacific Corporation ...................................................................          45,000       3,622,950
                                                                                                                   ------------

METALS AND MINING -- 17.3%
  Anglo American Plc ADR(b) ...................................................................         630,000      21,911,400
  Arch Coal, Inc. .............................................................................         205,000      16,297,500
  Freeport-McMoRan Copper & Gold Inc. .........................................................         475,000      25,555,000
  Newmont Mining Corporation ..................................................................         475,000      25,365,000
                                                                                                                   ------------
                                                                                                                     89,128,900
                                                                                                                   ------------
MISCELLANEOUS -- 2.6%
  Grant Prideco, Inc.(c) ......................................................................         300,000      13,236,000
                                                                                                                   ------------

OIL AND GAS WELL DRILLING -- 4.6%
  Nabors Industries Ltd.(c) ...................................................................         310,000      23,482,500
                                                                                                                   ------------

OIL - INDEPENDENT PRODUCTION -- 4.1%
  Occidental Petroleum Corporation ............................................................         265,000      21,168,200
                                                                                                                   ------------

OIL - SERVICE -- 4.8%
  Schlumberger Limited ........................................................................         257,000      24,967,550
                                                                                                                   ------------

REAL ESTATE INVESTMENT TRUSTS -- 11.9%
  AvalonBay Communities, Inc. .................................................................         200,000      17,850,000
  General Growth Properties, Inc. .............................................................         110,000       5,168,900
  Host Marriott Corporation ...................................................................       1,300,000      24,635,000
  SL Green Realty Corp. .......................................................................         180,000      13,750,200
                                                                                                                   ------------
                                                                                                                     61,404,100
                                                                                                                   ------------
TOTAL COMMON STOCKS (Identified Cost $324,499,236) ............................................                     345,856,200
                                                                                                                   ------------

BILLS -- 32.5% OF TOTAL NET ASSETS

                                                                                                      FACE
                                                                                                      AMOUNT          VALUE(a)
                                                                                                      ------          --------

UNITED STATES TREASURY -- 32.5%
  United States Treasury Bills, 2.766%, 01/05/06 ..............................................     $20,000,000    $ 19,992,333
  United States Treasury Bills, 3.531%, 01/19/06 ..............................................      39,000,000      38,927,460
  United States Treasury Bills, 3.636%, 01/26/06 ..............................................       3,000,000       2,992,146
  United States Treasury Bills, 3.749%, 03/09/06 ..............................................      14,000,000      13,901,566
  United States Treasury Bills, 3.784%, 03/16/06 ..............................................      76,500,000      75,901,694
  United States Treasury Bills, 3.827%, 02/16/06 ..............................................      15,500,000      15,422,956
                                                                                                                   ------------
TOTAL BILLS (Identified Cost $167,136,910) ....................................................                     167,138,155
                                                                                                                   ------------

SHORT-TERM INVESTMENT -- 0.3% OF TOTAL NET ASSETS

  American Express Credit Corporation, 4.18%, 01/03/06
    (Cost $1,395,000) .........................................................................       1,395,000       1,395,000
                                                                                                                   ------------

TOTAL INVESTMENTS -- 100.0% (Identified Cost $493,031,146)(d) .................................................     514,389,355
  Cash and receivables ........................................................................................       6,338,180
  Liabilities .................................................................................................      (6,115,866)
                                                                                                                   ------------
TOTAL NET ASSETS -- 100.0% ....................................................................................    $514,611,669
                                                                                                                   ============

(a) See Note 1A.

(b) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

(c) Non-income producing security.

(d) Federal Tax Information: At December 31, 2005, the net unrealized appreciation on investments based on cost of
    $493,285,846 for Federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which there is an excess of value over
      tax cost ................................................................................................     $ 25,541,016
    Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost
      over value ..............................................................................................       (4,437,507)
                                                                                                                    ------------
                                                                                                                    $ 21,103,509
                                                                                                                    ============

                                        See accompanying notes to financial statements.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

December 31, 2005

ASSETS
Investments at value (Identified
  cost -- $493,031,146) ........................................   $514,389,355
Cash ...........................................................            994
Receivable for:
  Securities sold ...............................    $5,287,568
  Shares of the Fund sold........................        39,314
  Dividends and interest ........................     1,010,304       6,337,186
                                                     ----------    ------------
      Total assets .............................................    520,727,535
                                                                  -------------
LIABILITIES
Payable for:
  Securities purchased ..........................     5,002,626
  Shares of the Fund redeemed ...................       543,659
  Distributions declared ........................            11       5,546,296
                                                     ----------

Accrued expenses:
  Management fees ...............................       393,702
  Trustees' fees ................................        16,063
  Accounting, Administration and Compliance .....         8,889
  Transfer agent fees ...........................        78,074
  Other expenses ................................        72,842         569,570
                                                     ----------    ------------
      Total liabilities ........................................      6,115,866
                                                                   ------------
NET ASSETS .....................................................   $514,611,669
                                                                   ============
Net Assets consist of:
  Capital paid-in ..............................................   $493,508,160
  Accumulated net realized loss ................................       (254,700)
  Net unrealized appreciation on investments ...................     21,358,209
                                                                   ------------
NET ASSETS .....................................................   $514,611,669
                                                                   ============

Shares of beneficial interest outstanding, no par value  .......     18,449,612
                                                                   ============
Net asset value per share* .....................................         $27.89
                                                                         ======

* Shares of the Fund are sold and redeemed at net asset value
  ($514,611,669 / 18,449,612).

                     See accompanying notes to financial statements.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

STATEMENT OF
OPERATIONS

Year Ended December 31, 2005

INVESTMENT INCOME
Income
 Dividends (net of withholding tax of
  $138,998) .................................................      $  6,678,094
 Interest ...................................................         4,325,343
                                                                   ------------
                                                                     11,003,437
                                                                   ------------
Expenses
 Management fees ............................................         4,518,674
 Trustees' fees .............................................            64,320
 Accounting, Administration and Compliance ..................           106,673
 Custodian ..................................................           100,157
 Transfer agent fees ........................................           522,070
 Audit and tax services .....................................            32,700
 Legal ......................................................            52,733
 Printing ...................................................            75,821
 Registration ...............................................            30,462
 Miscellaneous ..............................................             2,706
                                                                   ------------
                                                                      5,506,316
                                                                   ------------
Net investment income .......................................         5,497,121
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN
 CURRENCY TRANSACTIONS
  Net realized gain on investments and foreign currency
    transactions ............................................        80,829,927
  Net unrealized depreciation ...............................       (17,869,171)
                                                                   ------------

  Net realized and unrealized gain on investments and
    foreign currency transactions ...........................        62,960,756
                                                                   ------------

NET CHANGE IN ASSETS FROM
 OPERATIONS .................................................      $ 68,457,877
                                                                   ============

                See accompanying notes to financial statements.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                  YEAR ENDED DECEMBER 31,
                                                            -----------------------------------
                                                                  2005               2004
                                                            ----------------   ----------------
OPERATIONS
  Net investment income ..................................      $  5,497,121       $  3,153,943
  Net realized gain from investments and foreign currency
    transactions .........................................        80,829,927        109,328,753
  Unrealized depreciation ................................       (17,869,171)       (64,617,245)
                                                                ------------       ------------
    Change in net assets from operations .................        68,457,877         47,865,451
                                                                ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income .............................        (5,573,344)        (3,214,099)
  Net realized long-term capital gain on investments .....       (14,846,567)                --
                                                                ------------       ------------
                                                                 (20,419,911)        (3,214,099)
                                                                ------------       ------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ...........................        17,461,378          8,478,985
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income .................         4,911,392          2,826,556
    Distribution from net long-term realized capital gain         13,467,340                 --
                                                                ------------       ------------
                                                                  35,840,110         11,305,541
  Cost of shares redeemed ................................       (50,709,410)       (51,660,870)
                                                                ------------       ------------
    Change in net assets derived from capital share
      transactions .......................................       (14,869,300)       (40,355,329)
                                                                ------------       ------------
  Total change in net assets .............................        33,168,666          4,296,023

NET ASSETS
  Beginning of year ......................................       481,443,003        477,146,980
                                                                ------------       ------------
  End of the year ........................................      $514,611,669       $481,443,003
                                                                ============       ============

NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares .............................           638,159            361,240
  Issued in connection with reinvestment of:
    Dividends from net investment income .................           177,340            123,588
    Distribution from net long-term realized capital gain            482,182                 --
                                                                ------------       ------------
                                                                   1,297,681            484,828
  Redeemed ...............................................        (1,858,000)        (2,218,413)
                                                                ------------       ------------
  Net change .............................................          (560,319)        (1,733,585)
                                                                ============       ============

                       See accompanying notes to financial statements.

                                                        CGM MUTUAL FUND
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                                        YEAR ENDED DECEMBER 31,
                                          -----------------------------------------------------------------------------------
                                             2005              2004              2003              2002             2001(a)

For a share of the Fund outstanding throughout each period:

Net asset value at the beginning of period     $25.33            $23.00            $16.65            $20.47            $23.38
                                               ------            ------            ------            ------            ------
Net investment income(b) ...............         0.30(c)           0.16(c)           0.23(c)           0.26(c)           0.19
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions .........................         3.40              2.33              6.35             (3.67)            (2.90)
                                               ------            ------            ------            ------            ------
Total from investment operations .......         3.70              2.49              6.58             (3.41)            (2.71)
                                               ------            ------            ------            ------            ------

Dividends from net investment income ...        (0.31)            (0.16)            (0.23)            (0.41)            (0.20)
Distribution from net long-term realized
  gain .................................        (0.83)               --                --                --                --
                                               ------            ------            ------            ------            ------
Total Distributions ....................        (1.14)            (0.16)            (0.23)            (0.41)            (0.20)
                                               ------            ------            ------            ------            ------

Net increase (decrease) in net asset
  value ................................         2.56              2.33              6.35             (3.82)            (2.91)
                                               ------            ------            ------            ------            ------
Net asset value at end of period .......       $27.89            $25.33            $23.00            $16.65            $20.47
                                               ======            ======            ======            ======            ======

Total Return (%) .......................         14.6              10.9(d)           39.7(d)          (16.9)            (11.6)

Ratios:
Operating expenses to average net assets
  (%) ..................................         1.09              1.02              1.07              1.14              1.10
Operating expenses to average net assets
  before
  management fee waiver (%) ............          N/A              1.11              1.17               N/A               N/A
Net investment income to average net
  assets (%) ...........................         1.09              0.68              1.23              1.30              1.00
Portfolio turnover (%) .................          336               314               260               191               236
Net assets at end of period (in
thousands) ($)..........................      514,612           481,443           477,147           376,089           498,972

(a) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.04, decrease net realized and unrealized gains and losses per share by $0.04, and increase the ratio of net investment income to average net assets from 0.82% to
    1.00%.
(b) Net of management fee waiver which
    amounted to ($) ....................           N/A          0.02          0.02           N/A           N/A
(c) Per share net investment income has been calculated using the average shares outstanding during the period.
(d) The total return would have been lower had the management fee not been reduced during the period.

                                        See accompanying notes to financial statements.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other Funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are four CGM Funds. The Fund's objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund's portfolio securities, but it is not a controlling factor.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis. Dividend payments received by the Fund from its investment in REITs may be comprised of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or cost, as appropriate.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2005, there were no capital loss carryovers available to offset future realized gains. During the year 2005 the Fund utilized $66,115,472 of capital loss carryovers. The tax basis components of the distributable earnings of the Fund were $21,103,509 which represents the unrealized appreciation on investments as of December 31, 2005.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. These differences are primarily related to foreign exchange gain/loss. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. During the year ended December 31, 2005, the tax character of distributions paid was as follows: ordinary income $5,496,837 and long- term capital gains $14,923,074.

E. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

F. INDEMNITIES -- In the normal course of business, CGM Mutual Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. CGM Mutual Fund's maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against CGM Mutual Fund. The risk of material loss from such claims is considered remote.

2. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

3. PURCHASES AND SALES OF SECURITIES -- For the period ended December 31, 2005, purchases and sales of securities other than United States government obligations and short-term investments aggregated $1,244,836,861 and $1,315,776,683, respectively. There were no purchases or sales of long-term United States government obligations.

4. A. MANAGEMENT FEES -- During the period ended December 31, 2005, the Fund incurred management fees of $4,518,674, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund's average daily net assets, 0.80% of the next $500 million and 0.75% of such assets in excess of $1 billion.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which were paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes Oxley Act of 2002. The Accounting, Administration and Compliance expense of $106,673, for the period ended December 31, 2005, is shown separately in the financial statements. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, some of whom are officers of the Fund. Of the total expense reimbursement, $84,088 represented reimbursements by the Fund to CGM for a portion of the salaries of CGM employees who are officers of the Fund.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ended December 31, 2005, each disinterested trustee was compensated by the CGM Funds with an annual fee of $50,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the CGM Funds and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, each of the CGM Funds is responsible for $7,000 per trustee annually, plus an annual variable fee calculated based on the proportion of each of the CGM Funds' average net assets relative to the aggregate average net assets of the CGM Funds.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of CGM Trust and Shareholders of CGM Mutual Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Mutual Fund (the "Fund," a series of CGM Trust) at December 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 16, 2006

ADDITIONAL INFORMATION
(unaudited)

AVAILABILITY OF PROXY VOTING INFORMATION:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2005 are available without charge, upon request by calling 1-800-345-3048. The policies also appear in the Fund's Statement of Additional Information, which can be found on the SEC's website, http://www.sec.gov. The voting records can also be found on the SEC's website on the N-PX filing.

PORTFOLIO HOLDINGS:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

FUND EXPENSES

As a shareholder of CGM Mutual Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2005 to December 31, 2005.

ACTUAL RETURN AND EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------

                              Beginning         Ending          Expenses Paid
                            Account Value    Account Value      During Period*
                               7/01/05         12/31/05       7/01/05 - 12/31/05
-------------------------------------------------------------------------------
Actual                       $1,000.00        $1,066.62             $5.68
-------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)  $1,000.00        $1,019.71             $5.55
-------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.09%, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

                                                          CGM MUTUAL FUND
-----------------------------------------------------------------------------------------------------------------------------------

                                                     25 YEAR INVESTMENT RECORD
                                        DECEMBER 31, 1980 -- DECEMBER 31, 2005 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
                                 IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1980
-----------------------------------------------------------------------------------------------------------------------------------
                          -- AND HAD TAKEN ALL DIVIDENDS   OR -- HAD REINVESTED ALL DIVIDENDS AND CAPITAL
                             AND DISTRIBUTIONS IN CASH        GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
-----------------------------------------------------------------------------------------------------------------------------------
                                      During the Year
                                  You Would Have Received                                                Which Would Represent
                    ---------------------------------------------------                            --------------------------------
                                                                               The Value of                          A Cumulative
                       The Net                                                 Your Original                            Change
                     Asset Value        Per Share           Per Share           Investment               An           Expressed
    On                 of Your        Capital Gains          Income               At Each              Annual      As An Index With
 December           Shares Would      Distributions       Distributions          Year End           Total Return     December 31,
    31                Have Been            of                  of             Would Have Been            of          1980 = 100.0
---------------------------------------------------------------------------------------------------------------------------------
   1980                $14.85                                                                                               100.0
   1981                 13.90              --                $ 0.97              $ 14.86               +   0.1%             100.1
   1982                 18.16              --                  1.09                20.95               +  41.0              141.1
   1983                 18.81              --                  1.09                23.02               +   9.9              155.1
   1984                 17.01            $ 1.86                0.95                24.47               +   6.3              164.9
   1985                 21.53              --                  1.08                32.91               +  34.5              221.8
   1986                 22.86              2.75                0.94                41.17               +  25.1              277.5
   1987                 20.40              4.52                1.06                46.81               +  13.7              315.5
   1988                 19.94              --                  1.10                48.31               +   3.2              325.6
   1989                 22.34              0.95                0.93                58.79               +  21.7              396.3
   1990                 21.64              --                  0.93*               59.44               +   1.1              400.7
   1991                 26.80              2.64                0.97                83.75               +  40.9              564.6
   1992                 26.02              1.42                0.93                88.86               +   6.1              599.0
   1993                 28.88              1.93                0.86               108.23               +  21.8              729.6
   1994                 25.05              --                  1.04                97.73               -   9.7              658.8
   1995                 29.43              0.89                0.77               121.48               +  24.3              818.9
   1996                 31.42              4.15                0.74               150.27               +  23.7             1013.0
   1997                 25.52              7.81                0.67               162.59               +   8.2             1096.1
   1998                 26.36              0.25                0.98               175.92               +   8.2             1186.0
   1999                 27.28              3.54                0.84               211.98               +  20.5             1429.1
   2000                 23.38              --                  0.73               187.39               -  11.6             1263.3
   2001                 20.47              --                  0.20               165.65               -  11.6             1116.8
   2002                 16.65              --                  0.41               137.66               -  16.9              928.1
   2003                 23.00              --                  0.23               192.31               +  39.7             1296.6
   2004                 25.33              --                  0.16               213.27               +  10.9             1437.9
   2005                 27.89              0.83                0.31               244.41               +  14.6             1647.8
                                         ------              ------                                     ------
    Totals                               $33.54              $19.98                                    +1547.8
-----------------------------------------------------------------------------------------------------------------------------------

* Includes $0.05 per share distributed from paid-in capital.
Shares were first offered on November 5, 1929; the net asset value per share, adjusted for stock splits and dividends, was $8.33.

 ----------------------------------------------------------------------------

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. The advisor waived $0.02 and $0.02 per share of management fee in 2003 and 2004, respectively. Otherwise, the annual total return for
2003 and 2004 and cumulative 25-year return would have been lower.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/2005

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For the year ended December 31, 2005, the Fund designated $14,969,438 as long-term capital dividends.

TRUSTEES AND OFFICERS

The Fund is supervised by the board of trustees (the "Board") of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund's investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund's day-to-day operations.

An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Capital Growth Management Limited Partnership ("CGM"), the Fund's investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he earlier dies, resigns or is removed, or if sooner, until the election and qualification of his successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not "interested persons" of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110.

The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

                                                                        PRINCIPAL               NUMBER OF
                                                                        OCCUPATION             FUNDS IN THE
                                                                       DURING PAST               CGM FUNDS
                                        POSITION HELD AND           5 YEARS AND OTHER             COMPLEX
NAME, ADDRESS AND AGE                 LENGTH OF TIME SERVED         DIRECTORSHIPS HELD           OVERSEEN
---------------------                 ---------------------         ------------------         ------------
INTERESTED TRUSTEES
G. Kenneth Heebner*                  Trustee since 1993             Co-founder and Employee,          4
  age 65                                                            CGM; Controlling Owner,
                                                                    Kenbob, Inc. (general
                                                                    partner of CGM)

Robert L. Kemp*                      Trustee since 1990             Co-founder and Employee,          4
  age 73                                                            CGM; Non-voting Owner,
                                                                    Kenbob, Inc. (general
                                                                    partner of CGM)

DISINTERESTED TRUSTEES

Peter O. Brown                       Trustee since 1993             Counsel (formerly,                4
  age 65                                                            Partner), Harter, Secrest
                                                                    & Emery LLP (law firm);
                                                                    Trustee, TT International
                                                                    U.S.A. Master and Feeder
                                                                    Trusts (four mutual
                                                                    funds)

Mark W. Holland                      Trustee since 2004             President, Wellesley              4
  age 56                                                            Financial Advisors, LLC;
                                                                    formerly Vice President
                                                                    and Chief Operating
                                                                    Officer, Fixed Income
                                                                    Management, Loomis,
                                                                    Sayles & Company, L.P.;
                                                                    formerly Director,
                                                                    Loomis, Sayles & Company,
                                                                    L.P.

Laurens MacLure                      Trustee since 1990             Retired; formerly                 4
  age 80                                                            President and Chief
                                                                    Executive Officer, New
                                                                    England Deaconess
                                                                    Hospital; formerly
                                                                    Trustee, New England
                                                                    Zenith Fund; formerly
                                                                    Director, Massachusetts
                                                                    Blue Cross/Blue Shield

James Van Dyke Quereau, Jr.          Trustee since 1993             Managing Partner and              4
  age 57                                                            Director, Stratton
                                                                    Management Company
                                                                    (investment management);
                                                                    Director and Vice
                                                                    President, Semper Trust
                                                                    Co.

J. Baur Whittlesey                   Trustee since 1990             Member, Ledgewood Law             4
  age 59                                                            Firm, P.C.

OFFICERS
G. Kenneth Heebner*                  Vice President since 1990      Co-founder and Employee,          4
  age 65                                                            CGM; Controlling Owner,
                                                                    Kenbob, Inc. (general
                                                                    partner of CGM)

Robert L. Kemp*                      President since 1990           Co-founder and Employee,          4
  age 73                                                            CGM; Non-voting Owner,
                                                                    Kenbob, Inc. (general
                                                                    partner of CGM)

David C. Fietze*                     Chief Compliance Officer       Employee - Legal counsel,         4
  age 36                             since 2004                     CGM; formerly counsel,
  address:                                                          Bartlett Hackett
  222 Berkeley Street,                                              Feinberg, P.C.; formerly
  Boston, Massachusetts                                             counsel, McLane, Graf,
  02116                                                             Raulerson & Middleton

Kathleen S. Haughton*                Vice President since 1992      Employee - Investor               4
  age 45                             and Anti-Money Laundering      Services Division, CGM
  address:                           Compliance Officer since 2002
  222 Berkeley Street,
  Boston, Massachusetts
  02116

Jem A. Hudgins*                      Treasurer since 2004           Employee - CGM; formerly          4
  age 42                                                            Vice President - Tax and
                                                                    Treasury, AEW Capital
                                                                    Management L.P.

Leslie A. Lake*                      Vice President and Secretary   Employee - Office                 4
  age 60                             since 1992                     Administrator, CGM

Martha I. Maguire*                   Vice President since 1994      Employee - Funds                  4
  age 50                                                            Marketing, CGM

                                                                    Employee - Portfolio              4
Mary L. Stone*                       Assistant Vice President       Transactions, CGM
  age 61                             since 1990

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511
--------------------------------------------------
TELEPHONE NUMBERS

For information about:
[ ] Account Procedures and Status

[ ] Redemptions

[ ] Exchanges

   Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

[ ] Proxy Voting Policies and Voting Records

[ ] Complete Schedule of Portfolio Holdings for the
    1st & 3rd Quarters (as filed on Form N-Q)
    Call 800-345-4048
--------------------------------------------------
MAILING ADDRESS
CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511 Boston, MA 02266-8511
--------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MAR 05                                                      Printed in U.S.A.

CGM
REALTY FUND

12th Annual Report
December 31, 2005

A No-Load Fund


[logo] Investment Adviser
       CAPITAL GROWTH MANAGEMENT
       Limited Partnership

TO OUR SHAREHOLDERS:
-------------------------------------------------------------------------------

CGM Realty Fund returned 4.4% during the fourth quarter of 2005 compared to the unmanaged Standard and Poor's 500 Index which returned 2.1% and the National Association of Real Estate Investment Trusts (NAREIT) Equity REIT Index which returned 1.5% for the quarter. For the year just ended, CGM Realty Fund returned 27.0%, the unmanaged S&P Index returned 4.9% and the NAREIT Equity REIT Index returned 12.2%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
The U.S. economy in 2005 left little room for complaint: Last year's worst fears of a weaker dollar or a slowdown triggered by higher crude oil prices or rising interest rates failed to materialize. Instead, we enjoyed another year of above-trend growth in real Gross Domestic Product with solid gains in corporate profits again leading the way. This multi-year recovery is still creating new jobs and shaved the unemployment rate to just under 5% at the end of 2005. In a near repeat of 2004, the economy continued to be propelled by a strong market for new houses almost all year long despite numerous interest rate hikes by the Federal Reserve Board.

Now that we are contemplating the fifth year of the expansion, we believe the economy will grow at a slower rate on the consumer or retail level, but with even more gusto when it comes to capital spending by corporations and continued rebuilding in the aftermath of 2005's severe storms. Inflation pressures may begin to surface and the Fed will be on the hot seat to apply just the right amount of pressure to restrain inflation without tipping the economy into recession. Thus far, the leap in the Federal Funds rate from 1% to 4.25% over two years has yet to be reflected in the long-term interest rate market. The yield on the ten year U.S. government bond was 4.25% in January of 2004, 4.24% last January and is now 4.39%. Mortgage rates are just slightly higher than they were one year ago though new, tougher lending standards on the part of financial institutions (with potentially even more stringent regulations on the way) could put a damper on the new home market as seemed to be indicated by November's significantly lower number of housing starts.

In 2000, the S&P 500 Index closed out the year at 1345. On December 31, 2005, it was 1250. Despite the decline, earnings per share of the Index have risen thirty percent over the past five years. This year was no exception with a 3% increase in share prices in the S&P 500 Index while earnings jumped roughly 11%. The erosion of price-to-earnings multiples is slowly correcting the over-generous pricing that crept into the market during the tech boom of the late 1990s. By historical standards, the market still has a way to go before anyone is ready to declare an overall bargain. Nonetheless, we believe the market offers some interesting values looking forward should inflation be limited to 2% or 3% per year.

PORTFOLIO STRATEGY
CGM Realty Fund remained fully invested throughout 2005 but the Fund made significant strategic shifts during the year.

The Fund entered 2005 with 64% of its assets invested in homebuilding stocks. These investments were eliminated in the first half of 2005 reflecting concerns about inflated home pricing in key markets. The Fund made a major commitment to real estate investment trusts which rose from 44% of the portfolio on March 31 to 73% at year end. Hotels remained the largest REIT category throughout the year. The Fund also made significant investments in regional malls, office and apartment real estate investment trusts. Mining companies (principally coal mines) ranged from 33% of the portfolio on March 31 to 18% at year end.

Real estate investment trusts were the largest factor in the Fund's appreciation in 2005 followed by homebuilders and mining companies. The largest individual gains occurred in Arch Coal, Inc., and CB Richard Ellis Group, Inc., the leading commercial real estate broker.

On December 31, 2005, the Fund's three largest holdings were Arch Coal, Inc., CB Richard Ellis Group, Inc. and General Growth Properties, Inc.

         /s/ Robert L. Kemp

              Robert L. Kemp
              President

          /s/ G. Kenneth Heebner

              G. Kenneth Heebner
              Portfolio Manager

January 3, 2006

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN CGM REALTY FUND, UNMANAGED S&P 500 INDEX, AND THE NAREIT EQUITY REIT INDEX assuming reinvestment of dividends and capital gains

----------------------------
      CGM REALTY FUND
Average Annual Total Returns
      through 12/31/05
----------------------------
1 year    5 year    10 year
27.0%     28.9%      21.1%
----------------------------
   Past performance is no
indication of future results
----------------------------

                                  Unmanaged
                       CGM         S&P 500         NAREIT
                   Realty Fund      Index      Equity REIT Index
          ------------------------------------------------------
                     $10,000       $10,000        $10,000
           1996       14,410        12,300         13,530
           1997       18,257        16,408         16,277
           1998       14,387        21,101         13,428
           1999       14,761        25,532         12,810
           2000       19,071        23,209         16,192
           2001       20,044        20,447         18,443
           2002       20,745        15,928         19,144
           2003       39,354        20,500         26,247
           2004       53,324        22,734         34,540
           2005       67,722        23,848         38,754

CGM REALTY FUND
PORTFOLIO MANAGER
--------------------------------------------------------------------------------

G. Kenneth Heebner has managed CGM Realty Fund since its inception on May 13, 1994. In 1990, Mr. Heebner founded Capital Growth Management Limited
Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner managed mutual funds at Loomis, Sayles and Company. In addition to CGM Realty Fund, he currently manages CGM Capital Development Fund, CGM Mutual
Fund and CGM Focus Fund.
--------------------------------------------------------------------------------

See the Schedule of Investments on page 3 for the percentage of net assets of the Fund invested in particular industries or securities as of December 31, 2005.

INVESTMENT PERFORMANCE
(unaudited)
------------------------------------------------------------------

Cumulative Total Return for Periods
Ended December 31, 2005

                                                       CGM
                                                   REALTY FUND
                                                     --------
10 Years .......................................     +577.9%
5 Years ........................................     +255.3
1 Year .........................................     + 27.0
3 Months .......................................     +  4.4

The adviser limited the Fund's total operating expenses to 1.00% of its average net assets through December 31, 1997. Otherwise, the Fund's total return for the ten year period would have been lower.

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assume the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

                                                  CGM REALTY FUND
-------------------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF DECEMBER 31, 2005

COMMON STOCKS -- 99.4% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS -- 73.4%

                                                                                       SHARES          VALUE(a)
                                                                                       ------          --------
APARTMENTS -- 10.7%
AvalonBay Communities, Inc. ................................................           575,400    $    51,354,450
Essex Property Trust, Inc. .................................................           575,000         53,015,000
Home Properties, Inc. ......................................................           160,000          6,528,000
                                                                                                  ---------------
                                                                                                      110,897,450
                                                                                                  ---------------
HOTELS -- 32.1%
DiamondRock Hospitality Company(b) .........................................         3,679,000         44,000,840
FelCor Lodging Trust Incorporated ..........................................         2,977,600         51,244,496
Host Marriott Corporation ..................................................         2,900,000         54,955,000
Innkeepers USA Trust(b) ....................................................         3,309,200         52,947,200
LaSalle Hotel Properties ...................................................         1,635,300         60,048,216
Strategic Hotel Capital, Inc. ..............................................           480,000          9,878,400
Sunstone Hotel Investors, Inc. .............................................         2,178,900         57,893,373
                                                                                                  ---------------
                                                                                                      330,967,525
                                                                                                  ---------------
OFFICE AND INDUSTRIAL -- 10.6%
Maguire Properties Inc. ....................................................           100,000          3,090,000
SL Green Realty Corp. ......................................................           756,300         57,773,757
Vornado Realty Trust .......................................................           580,000         48,412,600
                                                                                                  ---------------
                                                                                                      109,276,357
                                                                                                  ---------------
RETAIL -- 20.0%
CBL & Associates Properties, Inc. ..........................................         1,165,000         46,029,150
General Growth Properties, Inc. ............................................         1,325,000         62,261,750
Simon Property Group, Inc. .................................................           670,000         51,342,100
The Macerich Company .......................................................           695,000         46,662,300
                                                                                                  ---------------
                                                                                                      206,295,300
                                                                                                  ---------------

TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $570,287,670) .........                          757,436,632
                                                                                                  ---------------

OTHER COMMON STOCKS -- 26.0%

METALS AND MINING -- 18.4%
Arch Coal, Inc. ............................................................         1,030,000         81,885,000
CONSOL Energy Inc. .........................................................           170,000         11,080,600
Foundation Coal Holdings, Inc. .............................................         1,367,000         51,946,000
Peabody Energy Corporation .................................................           549,300         45,273,306
                                                                                                  ---------------
                                                                                                      190,184,906
                                                                                                  ---------------
REAL ESTATE SERVICES -- 7.6%
CB Richard Ellis Group, Inc.(c) ............................................         1,327,900         78,146,915
                                                                                                  ---------------

TOTAL OTHER COMMON STOCKS (Identified Cost $165,105,467) ...................                          268,331,821
                                                                                                  ---------------

TOTAL COMMON STOCKS (Identified Cost $735,393,137) .........................                        1,025,768,453
                                                                                                  ---------------

                                                                                      FACE
SHORT-TERM INVESTMENT -- 0.2% OF TOTAL NET ASSETS                                     AMOUNT          VALUE(a)
                                                                                      ------          --------
    American  Express  Credit  Corporation, 4.18%,
   1/03/06 (Cost $1,950,000) ...............................................   $     1,950,000    $     1,950,000
                                                                                                  ---------------

TOTAL INVESTMENTS -- 99.6% (Identified Cost $737,343,137(d) ................                        1,027,718,453
            Cash and receivables ...........................................                           10,029,592
            Liabilities ....................................................                           (5,781,673)
                                                                                                  ---------------
TOTAL NET ASSETS -- 100% ...................................................                      $ 1,031,966,372
                                                                                                  ===============

(a) See Note 1A.
(b) Non-controlled affiliate (See Note 5).
(c) Non-income producing security.
(d) Federal Tax Information: At December 31, 2005 the net unrealized appreciation on investments based on cost of
    $737,811,563 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there is an excess of
      value over tax cost ....................................................................    $   290,016,226
    Aggregate gross unrealized depreciation for all investments in which there is an excess of
      tax cost over value ....................................................................           (109,336)
                                                                                                  ---------------
                                                                                                  $   289,906,890
                                                                                                  ===============

                                  See accompanying notes to financial statements.

                                CGM REALTY FUND
--------------------------------------------------------------------------------
STATEMENT OF
ASSETS AND LIABILITIES

December 31, 2005

ASSETS
 Investments at value:
  Unaffiliated issuers (Identified cost --
   $656,940,492) ...........................      $930,770,413
  Non-controlled affiliates (Identified cost
   -- $80,402,645) .........................        96,948,040   $1,027,718,453
                                                  ------------

 Cash ......................................                                934
 Receivable for:
  Securities sold ..........................         2,064,272
  Shares of the Fund sold ..................         3,556,224
  Dividends and
   interest ................................         4,408,162       10,028,658
                                                  ------------   --------------
      Total assets ...........................................    1,037,748,045
                                                                 --------------
LIABILITIES
 Payable for:
  Shares of the Fund
   redeemed ................................         4,885,028
  Distributions declared                                   150        4,885,178
                                                  ------------

 Accrued expenses:
  Management fees ..........................           715,181
  Trustees' fees ...........................            20,179
  Accounting,
   Administration and
   Compliance ..............................            14,502
  Transfer agent fees ......................            59,146
  Other expenses ...........................            87,487          896,495
                                                  ------------   --------------
      Total liabilities ......................................        5,781,673
                                                                 --------------
NET ASSETS ...................................................   $1,031,966,372
                                                                 ==============

 Net Assets consist of:
  Capital paid-in ............................................     $742,059,482
  Accumulated net realized loss on
   investments ...............................................         (468,426)
  Net unrealized appreciation on
   investments ...............................................      290,375,316
                                                                 --------------
NET ASSETS ...................................................   $1,031,966,372
                                                                 ==============

 Shares of beneficial interest
  outstanding, no par value  .................................       37,959,443
                                                                 ==============
 Net asset value per share* ..................................           $27.19
                                                                 ==============
* Shares of the Fund are sold and redeemed at net asset value
  ($1,031,966,372 / 37,959,443).

                See accompanying notes to financial statements.

                                CGM REALTY FUND
--------------------------------------------------------------------------------
STATEMENT OF
OPERATIONS

Year Ended December 31, 2005

INVESTMENT INCOME
 Income
  Dividends (including dividend income
   of $4,960,760 from non-controlled
   affiliated issuers) .......................................   $  20,228,753
  Interest ...................................................         834,858
                                                                 -------------
                                                                    21,063,611
                                                                 -------------
 Expenses
  Management fees ............................................       7,508,586
  Trustees' fees .............................................          80,785
  Accounting, Administration and Compliance ..................         174,019
  Custodian ..................................................         144,106
  Transfer agent fees ........................................         376,614
  Audit and tax services .....................................          32,950
  Legal ......................................................          95,403
  Printing ...................................................          79,461
  Registration ...............................................          42,709
  Line of Credit Commitment fee ..............................          20,279
  Miscellaneous ..............................................           4,081
                                                                 -------------
                                                                     8,558,993
                                                                 -------------
 Net investment income .......................................      12,504,618
                                                                 -------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net realized gain on investments (including net realized
   gain of $516,574 on sales of investments in non-controlled
   affiliated issuers) .......................................     289,797,597
 Net unrealized depreciation .................................     (78,538,199)
                                                                 -------------

 Net realized and unrealized gain on investments .............     211,259,398
                                                                 -------------

NET CHANGE IN ASSETS FROM
 OPERATIONS ..................................................  $  223,764,016
                                                                ==============

                See accompanying notes to financial statements.

                                         CGM REALTY FUND
-----------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                 YEAR ENDED DECEMBER 31,
                                                          --------------------------------------
                                                                 2005                2004
                                                          -------------------  -----------------
FROM OPERATIONS
  Net investment income ................................      $   12,504,618       $  4,666,175
  Net realized gain from investments ...................         289,797,597         89,728,133
  Unrealized appreciation (depreciation) ...............         (78,538,199)       108,077,150
                                                              --------------       ------------
    Change in net assets from operations ...............         223,764,016        202,471,458
                                                              --------------       ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ................................         (12,422,326)        (4,272,407)
  Net realized short-term capital gain on investments ..          --                 (3,828,368)
  Net realized long-term capital gain on investments ...        (288,661,910)       (85,899,002)
                                                              --------------       ------------
                                                                (301,084,236)       (93,999,777)
                                                              --------------       ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .........................         325,608,158        215,709,993
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income ...............          10,680,770          3,538,293
    Distributions from net short-term realized capital
      gain .............................................          --                  3,236,998
    Distributions from net long-term realized capital
      gain .............................................         233,849,052         72,630,888
                                                              --------------       ------------
                                                                 570,137,980        295,116,172
  Cost of shares redeemed ..............................        (246,250,567)      (262,608,312)
                                                              --------------       ------------
    Change in net assets derived from capital share
      transactions .....................................         323,887,413         32,507,860
                                                              --------------       ------------
  Total change in net assets ...........................         246,567,193        140,979,541

NET ASSETS
  Beginning of year ....................................         785,399,179        644,419,638
                                                              --------------       ------------

  End of year ..........................................      $1,031,966,372       $785,399,179
                                                              ==============       ============

NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ...........................          10,068,827          8,092,763
  Issued in connection with reinvestment of:
    Dividends from net investment income ...............             350,540            130,730
    Distributions from net short-term realized capital gain       --                    110,027
    Distributions from net long-term realized capital gain         8,603,718          2,468,759
                                                              --------------       ------------
                                                                  19,023,085         10,802,279
  Redeemed .............................................          (7,636,395)       (10,268,528)
                                                              --------------       ------------
  Net change ...........................................          11,386,690            533,751
                                                              ==============       ============

                             See accompanying notes to financial statements.

                                                        CGM REALTY FUND
------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                                      FOR THE YEAR ENDED DECEMBER 31,
                                              --------------------------------------------------------------------------------
                                                        2005               2004           2003           2002           2001
                                                     ------               ------          ------         ------         ------
For a share of the Fund outstanding
  throughout each period:

Net asset value at the beginning of period .         $29.56               $24.75          $13.39         $13.47         $13.53
                                                     ------               ------          ------         ------         ------

Net investment income(a) ...................           0.43                 0.19            0.03           0.40           0.48

Net realized and unrealized gain on
  investments and foreign currency
  transactions .............................           7.51                 8.55           11.93           0.10           0.17
                                                     ------               ------          ------         ------         ------
Total from investment operations ...........           7.94                 8.74           11.96           0.50           0.65
                                                     ------               ------          ------         ------         ------

Dividends from net investment income .......          (0.43)               (0.18)          (0.04)         (0.58)         (0.71)
Distribution from net short-term realized
  gain .....................................          --                   (0.16)            --             --             --
Distribution from net long-term realized
  gain .....................................          (9.88)               (3.59)          (0.56)           --             --
                                                     ------               ------          ------         ------         ------
Total Distributions ........................         (10.31)               (3.93)          (0.60)         (0.58)         (0.71)
                                                     ------               ------          ------         ------         ------

Net increase (decrease) in net asset value .          (2.37)                4.81           11.36          (0.08)         (0.06)
                                                     ------               ------          ------         ------         ------
Net asset value at end of period ...........         $27.19               $29.56          $24.75         $13.39         $13.47
                                                     ======               ======          ======         ======         ======

Total Return (%) ...........................           27.0                 35.5            89.7            3.5            5.1

Ratios:
Operating expenses to average net assets (%)
  ..........................................           0.92                 0.96            1.02           1.03           1.00
Net investment income to average net assets (%)        1.34                 0.73            0.16           2.70           3.63
Portfolio turnover (%) .....................            136                   43              68            173            131

Net assets at end of period
  (in thousands) ($) .......................      1,031,966              785,399         644,420        339,757        383,156

(a) Per share net investment income has been calculated using the average shares outstanding during the period.

                                                 See accompanying notes to financial statements.

                                 CGM REALTY FUND
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are four CGM Funds. The Fund commenced operations on May 13, 1994. The Fund's investment objective is to provide a combination of income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on the accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis. Dividend payments received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital and as such are recorded as dividend income, capital gains or cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2005 there were no capital loss carryovers available to offset future realized gains. The tax basis components of the distributable earnings of the Fund are $289,906,890 which represents the unrealized appreciation on investments as of December 31, 2005.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/loss. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. During the year ended December 31, 2005, the tax character of distributions paid was as follows: ordinary income $12,422,326 and long-term capital gains $288,661,910.

E. INDEMNITIES -- In the normal course of business, CGM Realty Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. CGM Realty Fund's maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against CGM Realty Fund. The risk of material loss from such claims is considered remote.

2. PURCHASES AND SALE OF SECURITIES -- For the period ended December 31, 2005, purchases and sales of securities other than United States government obligations and short-term investments aggregated $1,290,123,739 and $1,251,508,411, respectively. There were no purchases or sales of long-term United States government obligations.

3. A. MANAGEMENT FEES -- During the period ended December 31, 2005, the Fund incurred management fees of $7,508,586, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund's average daily net assets and 0.75% on amounts in excess of $500 million.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following:
        (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes Oxley Act of 2002. The Accounting, Administration and Compliance expense of $174,019, for the period ended December 31, 2005, is shown separately in the financial statements. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, some of whom are officers of the Fund. Of the total expense reimbursement, $137,175 represented reimbursements by the Fund to CGM for a portion of the salaries of CGM employees who are officers of the Fund.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ended December 31, 2005, each disinterested trustee was compensated by the CGM Funds with an annual fee of $50,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the CGM Funds and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, each of the CGM Funds is responsible for $7,000 per trustee annually, plus an annual variable fee calculated based on the proportion of each of the CGM Funds' average net assets relative to the aggregate average net assets of the CGM Funds.

4. LINE OF CREDIT -- The Fund has a $20,000,000 committed unsecured line of credit with State Street Bank and Trust Company. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.10% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the period ended
December 31, 2005.

5. AFFILIATED ISSUERS -- Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The following summarizes transactions with affiliates of the Fund during the period ended December 31, 2005:

                                 NUMBER OF                                        NUMBER OF
                                SHARES HELD         GROSS         GROSS          SHARES HELD        DIVIDEND       MARKET VALUE
NAME OF ISSUER               DECEMBER 31, 2004    PURCHASES       SALES       DECEMBER 31, 2005      INCOME      DECEMBER 31, 2005
--------------               -----------------    ---------       -----       -----------------      ------      -----------------

DiamondRock Hospitality
 Company ...................             0        3,679,000             0         3,679,000        $1,330,571      $ 44,000,840
Innkeepers USA Trust .......     2,864,200          445,000             0         3,309,200           779,384        52,947,200
LaSalle Hotel Properties** .     1,635,300                0             0         1,635,300         1,583,468           --
Strategic Hotel
 Capital, Inc.** ...........       321,400        2,699,000     2,540,400           480,000            70,964           --
Sunstone Hotel Investors,
 Inc.** ....................     1,940,000          238,900             0         2,178,900         1,196,373           --
William Lyon Homes*+ .......       350,700          110,000       460,700                 0                 0                 0
                                                                                                   ----------      ------------
    Totals .................                                                                       $4,960,760      $ 96,948,040
                                                                                                   ==========      ============
 * Position in issuer liquidated during the preceding twelve months.
** No longer considered an affiliated issuer.
 + Non-income producing security.

                                CGM REALTY FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of the CGM Trust and Shareholders of CGM Realty Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Realty Fund (the "Fund," a series of CGM Trust) at December 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 16, 2006

ADDITIONAL INFORMATION
(unaudited)

AVAILABILITY OF PROXY VOTING INFORMATION:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2005 are available without charge, upon request by calling
1-800-345-4048. The policies also appear in the Fund's Statement of Additional Information, which can be found on the SEC's website, http://www.sec.gov. The voting records can also be found on the SEC's website on the N-PX filing.

PORTFOLIO HOLDINGS:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                CGM REALTY FUND
--------------------------------------------------------------------------------

FUND EXPENSES

As a shareholder of CGM Realty Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2005 to December 31, 2005.

ACTUAL RETURN AND EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                              Beginning         Ending          Expenses Paid
                            Account Value    Account Value      During Period*
                               7/01/05         12/31/05       7/01/05 - 12/31/05
-------------------------------------------------------------------------------
Actual                       $1,000.00        $1,161.88             $4.90
-------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)  $1,000.00        $1,020.67             $4.58
-------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

                                CGM REALTY FUND
--------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/2005

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For the year ended December 31, 2005, the Fund designated $289,793,243 as long-term capital dividends.

TRUSTEES AND OFFICERS

The Fund is supervised by the board of trustees (the "Board") of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund's investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund's day-to-day operations.

An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Capital Growth Management Limited Partnership ("CGM"), the Fund's investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he earlier dies, resigns or is removed, or if sooner, until the election and qualification of his successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not "interested persons" of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110.

The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

                                                                        PRINCIPAL               NUMBER OF
                                                                        OCCUPATION             FUNDS IN THE
                                                                       DURING PAST               CGM FUNDS
                                        POSITION HELD AND           5 YEARS AND OTHER             COMPLEX
NAME, ADDRESS AND AGE                 LENGTH OF TIME SERVED         DIRECTORSHIPS HELD           OVERSEEN
---------------------                 ---------------------         ------------------         ------------
INTERESTED TRUSTEES
G. Kenneth Heebner*                  Trustee since 1993             Co-founder and Employee,          4
  age 65                                                            CGM; Controlling Owner,
                                                                    Kenbob, Inc. (general
                                                                    partner of CGM)

Robert L. Kemp*                      Trustee since 1990             Co-founder and Employee,          4
  age 73                                                            CGM; Non-voting Owner,
                                                                    Kenbob, Inc. (general
                                                                    partner of CGM)

DISINTERESTED TRUSTEES

Peter O. Brown                       Trustee since 1993             Counsel (formerly,                4
  age 65                                                            Partner), Harter, Secrest
                                                                    & Emery LLP (law firm);
                                                                    Trustee, TT International
                                                                    U.S.A. Master and Feeder
                                                                    Trusts (four mutual
                                                                    funds)

Mark W. Holland                      Trustee since 2004             President, Wellesley              4
  age 56                                                            Financial Advisors, LLC;
                                                                    formerly Vice President
                                                                    and Chief Operating
                                                                    Officer, Fixed Income
                                                                    Management, Loomis,
                                                                    Sayles & Company, L.P.;
                                                                    formerly Director,
                                                                    Loomis, Sayles & Company,
                                                                    L.P.

Laurens MacLure                      Trustee since 1990             Retired; formerly                 4
  age 80                                                            President and Chief
                                                                    Executive Officer, New
                                                                    England Deaconess
                                                                    Hospital; formerly
                                                                    Trustee, New England
                                                                    Zenith Fund; formerly
                                                                    Director, Massachusetts
                                                                    Blue Cross/Blue Shield

James Van Dyke Quereau, Jr.          Trustee since 1993             Managing Partner and              4
  age 57                                                            Director, Stratton
                                                                    Management Company
                                                                    (investment management);
                                                                    Director and Vice
                                                                    President, Semper Trust
                                                                    Co.

J. Baur Whittlesey                   Trustee since 1990             Member, Ledgewood Law             4
  age 59                                                            Firm, P.C.

OFFICERS
G. Kenneth Heebner*                  Vice President since 1990      Co-founder and Employee,          4
  age 65                                                            CGM; Controlling Owner,
                                                                    Kenbob, Inc. (general
                                                                    partner of CGM)

Robert L. Kemp*                      President since 1990           Co-founder and Employee,          4
  age 73                                                            CGM; Non-voting Owner,
                                                                    Kenbob, Inc. (general
                                                                    partner of CGM)

David C. Fietze*                     Chief Compliance Officer       Employee - Legal counsel,         4
  age 36                             since 2004                     CGM; formerly counsel,
  address:                                                          Bartlett Hackett
  222 Berkeley Street,                                              Feinberg, P.C.; formerly
  Boston, Massachusetts                                             counsel, McLane, Graf,
  02116                                                             Raulerson & Middleton

Kathleen S. Haughton*                Vice President since 1992      Employee - Investor               4
  age 45                             and Anti-Money Laundering      Services Division, CGM
  address:                           Compliance Officer since 2002
  222 Berkeley Street,
  Boston, Massachusetts
  02116

Jem A. Hudgins*                      Treasurer since 2004           Employee - CGM; formerly          4
  age 42                                                            Vice President - Tax and
                                                                    Treasury, AEW Capital
                                                                    Management L.P.

Leslie A. Lake*                      Vice President and Secretary   Employee - Office                 4
  age 60                             since 1992                     Administrator, CGM

Martha I. Maguire*                   Vice President since 1994      Employee - Funds                  4
  age 50                                                            Marketing, CGM

                                                                    Employee - Portfolio              4
Mary L. Stone*                       Assistant Vice President       Transactions, CGM
  age 61                             since 1990

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511
--------------------------------------------------

TELEPHONE NUMBERS

For information about:
[ ] Account
Procedures and Status

[ ] Redemptions

[ ] Exchanges
    Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

[ ] Proxy Voting Policies and Voting Records

[ ] Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters
    (as filed on Form N- Q)
    Call 800-345-4048

--------------------------------------------------

MAILING ADDRESS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511
--------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RAR 05                                                         Printed in U.S.A.

CGM
FOCUS FUND

9th Annual Report
December 31, 2005

A No-Load Fund


[logo] Investment Adviser
       CAPITAL GROWTH MANAGEMENT
       Limited Partnership

TO OUR SHAREHOLDERS:
-------------------------------------------------------------------------------

CGM Focus Fund returned -6.7% during the fourth quarter of 2005 compared to the unmanaged Standard and Poor's 500 Index which returned 2.1% for the quarter. For the year just ended, CGM Focus Fund returned 25.2% and the unmanaged S&P Index returned 4.9%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
The U.S. economy in 2005 left little room for complaint: Last year's worst fears of a weaker dollar or a slowdown triggered by higher crude oil prices or rising interest rates failed to materialize. Instead, we enjoyed another year of above-trend growth in real Gross Domestic Product with solid gains in corporate profits again leading the way. This multi-year recovery is still creating new jobs and shaved the unemployment rate to just under 5% at the end of 2005. In a near repeat of 2004, the economy continued to be propelled by a strong market for new houses almost all year long despite numerous interest rate hikes by the Federal Reserve Board.

Now that we are contemplating the fifth year of the expansion, we believe the economy will grow at a slower rate on the consumer or retail level, but with even more gusto when it comes to capital spending by corporations and continued rebuilding in the aftermath of 2005's severe storms. Inflation pressures may begin to surface and the Fed will be on the hot seat to apply just the right amount of pressure to restrain inflation without tipping the economy into recession. Thus far, the leap in the Federal Funds rate from 1% to 4.25% over two years has yet to be reflected in the long-term interest rate market. The yield on the ten year U.S. government bond was 4.25% in January of 2004, 4.24% last January and is now 4.39%. Mortgage rates are just slightly higher than they were one year ago though new, tougher lending standards on the part of financial institutions (with potentially even more stringent regulations on the way) could put a damper on the new home market as seemed to be indicated by November's significantly lower number of housing starts.

In 2000, the S&P 500 Index closed out the year at 1345. On December 31, 2005, it was 1250. Despite the decline, earnings per share of the Index have risen thirty percent over the past five years. This year was no exception with a 3% increase in share prices in the S&P 500 Index while earnings jumped roughly 11%. The erosion of price-to-earnings multiples is slowly correcting the over-generous pricing that crept into the market during the tech boom of the late 1990s. By historical standards, the market still has a way to go before anyone is ready to declare an overall bargain. Nonetheless, we believe the market offers some interesting values looking forward should inflation be limited to 2% or 3% per year.

PORTFOLIO STRATEGY
CGM Focus Fund remained fully invested last year in expectation of continued economic growth. We believed oil and gas prices would significantly exceed consensus estimates throughout 2005 and increased the energy concentration to more than 40% of Fund assets in the first quarter of the year and maintained concentrations above that level during the balance of 2005. Our energy investments included oil and gas production companies, oil service companies, oil and gas tubular goods producers, and coal mining stocks.

The Fund was 23% invested in steel producing companies at the beginning of the year. This position was eliminated by midyear reflecting concerns about excessive growth in Chinese steel production. The Fund increased its investment in gold and copper mining stocks to just over 23% of assets at year end as we anticipated inadequate supplies of these commodities in the face of rising global demands.

The Fund established a significant short position during the year which rose to 43% of the assets at year end since we believed that a number of securities in a variety of industries were selling at excessive valuations relative to their prospects.

Most of the Fund's appreciation in 2005 occurred in the energy sector. The largest energy gains were realized by Peabody Energy Corporation, Canadian Natural Resources Limited and Tenaris S.A. ADR, a manufacturer of gas and oil tubular goods. Outside the energy sector, the two stocks with the greatest appreciation were Phelps Dodge Corporation and Southern Copper Corporation. Overall the Fund's short positions had a negative impact on 2005 performance.

On December 31, 2005, the Fund's three largest industry positions were in metals and mining, independent oil production and copper. The Fund's three largest holdings were Phelps Dodge Corporation, Southern Copper Corporation and Suncor Energy, Inc.

           /s/ Robert L. Kemp

              Robert L. Kemp
              President

          /s/ G. Kenneth Heebner

              G. Kenneth Heebner
              Portfolio Manager

January 3, 2006

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
CGM FOCUS FUND AND THE UNMANAGED S&P 500 INDEX assuming reinvestment of dividends and capital gains

--------------------------------
        CGM FOCUS FUND
  Average Annual Total Returns
        through 12/31/05
--------------------------------
1 year    5 year   Life of Fund*
25.2%      23.3%      20.2%
*(Annualized from 9/3/97 - 12/31/2005)
--------------------------------
     Past performance is no
   indication of future results
-====---------------------------

                                            Unmanaged
                          CGM                S&P 500
                       Focus Fund             Index
-----------------------------------------------------
                        $10,000             $10,000
 1997                     9,380              10,490
 1998                     9,708              13,490
 1999                    10,534              16,323
 2000                    16,211              14,838
 2001                    23,944              13,072
 2002                    19,682              10,183
 2003                    32,770              13,106
 2004                    36,834              14,534
 2005                    46,116              15,246

CGM FOCUS FUND
PORTFOLIO MANAGER
--------------------------------------------------------------------------------

G. Kenneth Heebner has managed CGM Focus Fund since its inception on September 3, 1997. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner managed mutual funds at Loomis, Sayles and Company. In addition to CGM Focus Fund, he currently manages CGM Capital Development Fund, CGM Mutual Fund and CGM Realty Fund.
--------------------------------------------------------------------------------

See the Schedule of Investments on page 3 for the percentage of net assets of the Fund invested in particular industries or securities as of December 31, 2005.

INVESTMENT PERFORMANCE
(unaudited)
------------------------------------------------------------------------------

Cumulative Total Return for Periods Ended
December 31, 2005

                                                            CGM FOCUS
                                                              FUND
                                                     -----------------------
5 Years ...........................................          +184.5%
1 Year ............................................          + 25.2
3 Months ..........................................          -  6.7

The Fund's average annual total return since inception (September 3, 1997) through December 31, 2005 is +20.2%. The adviser limited the Fund's total operating expenses to 1.20% of its average net assets exclusive of any dividend expense incurred on short sales through December 31, 2001. Otherwise, the Fund's total return since inception and for the five-year period ended December 31, 2005 would have been lower.

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assume the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

                                                  CGM FOCUS FUND
-------------------------------------------------------------------------------------------------------------------
INVESTMENTS AS OF DECEMBER 31, 2005

COMMON STOCKS -- 102.6% OF TOTAL NET ASSETS

                                                                                      SHARES           VALUE(a)
                                                                                      ------           --------
AEROSPACE -- 4.9%
  Embraer-Empresa Brasileira de Aeronautica S.A. ADR(b)(c) .................         2,075,000    $    81,132,500
                                                                                                  ---------------

BEVERAGES AND TOBACCO -- 4.4%
  Altria Group, Inc. .......................................................           975,000         72,852,000
                                                                                                  ---------------

BUSINESS SERVICES -- 4.2%
  UTi Worldwide Inc. .......................................................           740,000         68,701,600
                                                                                                  ---------------

COPPER -- 11.9%
  Phelps Dodge Corporation(c) ..............................................           685,000         98,550,950
  Southern Copper Corporation ..............................................         1,450,000         97,121,000
                                                                                                  ---------------
                                                                                                      195,671,950
                                                                                                  ---------------
ELECTRONIC AND COMMUNICATION EQUIPMENT -- 3.2%
  Apple Computer, Inc.(d) ..................................................           720,000         51,760,800
                                                                                                  ---------------

LEISURE -- 5.5%
  Station Casinos, Inc.(c) .................................................         1,332,000         90,309,600
                                                                                                  ---------------

METALS AND MINING -- 17.3%
  Anglo American Plc ADR(b)(c) .............................................         1,730,000         60,169,400
  Freeport-McMoRan Copper & Gold Inc.(c) ...................................         1,620,000         87,156,000
  Newmont Mining Corporation ...............................................           905,000         48,327,000
  Peabody Energy Corporation(c) ............................................         1,073,000         88,436,660
                                                                                                  ---------------
                                                                                                      284,089,060
                                                                                                  ---------------
MISCELLANEOUS -- 5.6%
  Tenaris S.A. ADR(b) ......................................................           795,000         91,027,500
                                                                                                  ---------------

OIL AND GAS WELL DRILLING -- 5.8%
  Nabors Industries Ltd.(c)(d) .............................................         1,249,600         94,657,200
                                                                                                  ---------------

OIL - INDEPENDENT PRODUCTION -- 13.0%
  Canadian Natural Resources Limited(c)(e) .................................         1,880,000         93,285,600
  EOG Resources, Inc. ......................................................           520,000         38,152,400
  Occidental Petroleum Corporation .........................................         1,025,000         81,877,000
                                                                                                  ---------------
                                                                                                      213,315,000
                                                                                                  ---------------
OIL REFINING -- 11.0%
  Amerada Hess Corporation(c) ..............................................           666,000         84,462,120
  Suncor Energy Inc.(c)(e) .................................................         1,526,200         96,349,006
                                                                                                  ---------------
                                                                                                      180,811,126
                                                                                                  ---------------
OIL SERVICES -- 5.6%
  Baker Hughes Incorporated ................................................           265,000         16,106,700
  Halliburton Company ......................................................           211,100         13,079,756
  Schlumberger Limited .....................................................           650,000         63,147,500
                                                                                                  ---------------
                                                                                                       92,333,956
                                                                                                  ---------------
TECHNOLOGY -- 4.9%
  Google Inc.(c)(d) ........................................................           194,000         80,482,840
                                                                                                  ---------------

TELEPHONE -- 5.3%
  Open Joint Stock Company "Vimpel-Communications"
    ADR(b)(c)(d) ...........................................................         1,960,000    $    86,690,800
                                                                                                  ---------------

TOTAL COMMON STOCKS (Identified Cost $1,371,511,662) .......................                        1,683,835,932
                                                                                                  ---------------
SHORT-TERM INVESTMENT -- 1.4% OF NET ASSETS

                                                                                    FACE
                                                                                   AMOUNT
                                                                                   ------

  American Express Credit Corporation, 4.18%, 01/03/06 (Cost $22,525,000) ..   $    22,525,000         22,525,000
                                                                                                  ---------------

TOTAL INVESTMENTS -- 104.0% (Identified Cost $1,394,036,662)(f) ...................                 1,706,360,932
   Cash and receivables ...........................................................                   720,253,414
   Liabilities ....................................................................                  (785,471,294)
                                                                                                  ---------------
TOTAL NET ASSETS -- 100.0% ........................................................                $1,641,143,052
                                                                                                   ==============
(a) See Note 1A.
(b) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(c) A portion of this security has been segregated as collateral in connection with short sale investments. (See
    Note 1E.)
(d) Non-income producing security.
(e) The Fund has approximately 12% of its net assets at December 31, 2005 invested in companies incorporated in
    Canada.
(f) Federal Tax Information: At December 31, 2005 the net unrealized appreciation on investments based on cost of $1,395,517,302 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there is an excess of
     value over tax cost .....................................................................     $  322,748,063
    Aggregate gross unrealized depreciation for all investments in which there is an excess
     of tax cost over value ..................................................................        (11,904,433)
                                                                                                  ---------------
                                                                                                   $  310,843,630
                                                                                                   ==============

SECURITIES SOLD SHORT (PROCEEDS $635,798,884)
                                                                 SHARES              VALUE

Abercrombie & Fitch Co. ..................................          650,000       $  42,367,000
Amazon.com, Inc. .........................................        2,021,500          95,313,725
Countrywide Financial Corporation ........................        1,780,000          60,858,200
Dell Inc. ................................................        1,300,000          38,987,000
Dendreon Corporation .....................................          340,000           1,842,800
Geron Corporation ........................................          310,000           2,669,100
Jefferies Group, Inc. ....................................        1,027,800          46,230,444
Neurochem Inc. ...........................................           90,000           1,284,300
NPS Pharmaceuticals, Inc. ................................          340,000           4,025,600
Qwest Communications International Inc. ..................       15,750,000          88,987,500
Sears Holdings Corporation ...............................          725,000          83,759,250
Sepracor Inc. ............................................        1,630,000          84,108,000
Sirius Satellite Radio Inc. ..............................       12,200,000          81,740,000
Sun Microsystems, Inc. ...................................       18,500,000          77,515,000
                                                                                  -------------
                                                                                  $ 709,687,919
                                                                                  =============

                      See accompanying notes to financial statements.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------
STATEMENT OF
ASSETS AND LIABILITIES

December 31, 2005

ASSETS
Investments at value (Identified
  cost -- $1,394,036,662) ...................................    $1,706,360,932
Cash ........................................................             1,316
Restricted cash .............................................       638,994,433
Receivable for:
  Securities sold ............................   $ 67,578,030
  Shares of the Fund sold ....................     10,438,040
  Dividends and interest......................      3,241,595        81,257,665
                                                 ------------    --------------
    Total assets ............................................     2,426,614,346
                                                                 --------------
LIABILITIES
Securities sold short at current market
  value (Proceeds $635,798,884) .............................       709,687,919
Payable for:
  Securities purchased........................     66,712,461
  Shares of the Fund redeemed ................      7,427,901
  Distributions declared......................          8,456
  Tax withholding liability ..................        103,606        74,252,424
                                                 ------------

Accrued expenses:
  Management fees ............................      1,311,039
  Trustees' fees .............................         21,993
  Accounting, Administration and Compliance ..         16,965
  Transfer agent fees ........................         75,297
  Other expenses .............................        105,657         1,530,951
                                                 ------------    --------------
    Total liabilities .......................................       785,471,294
                                                                 --------------
NET ASSETS ..................................................    $1,641,143,052
                                                                 ==============
Net Assets consist of:
  Capital paid-in ...........................................    $1,414,596,105
  Accumulated net realized loss..............................       (11,887,350)
  Net unrealized appreciation (depreciation) on investments:
   Long positions ...........................................       312,323,332
   Short positions ..........................................       (73,889,035)
                                                                 --------------
NET ASSETS ..................................................    $1,641,143,052
                                                                 ==============
Shares of beneficial interest
  outstanding, no par value .................................        49,132,422
                                                                     ==========
Net asset value per share* ..................................            $33.40
                                                                         ======

* Shares of the Fund are sold and redeemed at net asset value
  ($1,641,143,052 / 49,132,422).

                See accompanying notes to financial statements.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

STATEMENT OF
OPERATIONS

Year Ended December 31, 2005

INVESTMENT INCOME
  Income
    Dividends (net of withholding tax of $659,482) ...........     $ 21,412,553
     Interest on restricted cash .............................       13,157,451
     Interest ................................................          644,817
                                                                   ------------
                                                                     35,214,821
                                                                   ------------
  Expenses
    Management fees ..........................................       12,154,283
    Trustees' fees ...........................................           88,041
    Accounting, Administration and Compliance ................          203,582
    Custodian ................................................          199,573
    Transfer agent fees ......................................          538,040
    Audit and tax services ...................................           32,950
    Legal ....................................................          129,239
    Printing .................................................          112,775
    Registration .............................................           56,302
    Line of Credit commitment fee ............................           25,348
    Dividend on short sales ..................................        1,828,625
    Interest related to securities sold short ................          153,990
    Miscellaneous ............................................            4,924
                                                                   ------------
                                                                     15,527,672
                                                                   ------------
  Net investment income ......................................       19,687,149
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
TRANSACTIONS
  Net realized gain (loss) on investments
    and foreign currency transactions:
    Long transactions ........................................      177,798,271
    Short transactions .......................................      (39,303,905)
    Futures contracts ........................................         (532,417)
  Net unrealized appreciation (depreciation) on investments
    and translation of assets and liabilities in foreign
    currencies:
    Long transactions ........................................      167,861,551
    Short transactions .......................................      (73,143,897)
                                                                   ------------
  Net realized and unrealized gain on investments and foreign
    currency transactions ....................................      232,679,603
                                                                   ------------

NET CHANGE IN ASSETS FROM OPERATIONS .........................     $252,366,752
                                                                   ============

                See accompanying notes to financial statements.

                                             CGM FOCUS FUND
---------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     YEAR ENDED DECEMBER 31,
                                                                                 ------------------------------
                                                                                      2005             2004
                                                                                 -------------    -------------
FROM OPERATIONS
  Net investment income ..................................................       $  19,687,149    $   1,172,585
  Net realized gain from investments and foreign
    currency transactions ................................................         137,961,949      195,830,533
  Unrealized appreciation (depreciation) .................................          94,717,654     (102,607,485)
                                                                                 -------------    -------------
    Change in net assets from operations .................................         252,366,752       94,395,633
                                                                                 -------------    -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ..................................................         (19,764,129)      (1,122,661)
  Net realized short-term capital gain on investments ....................         (80,853,254)            --
  Net realized long-term capital gain on investments .....................         (59,292,387)    (114,230,602)
                                                                                 -------------    -------------
                                                                                  (159,909,770)    (115,353,263)
                                                                                 -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ...........................................         781,861,059      350,770,119
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income .................................          15,971,092          902,239
    Distributions from net short-term realized capital
      gain ...............................................................          67,062,737             --
    Distributions from net long-term realized capital
      gain ...............................................................          49,185,408       94,668,422
                                                                                 -------------    -------------
                                                                                   914,080,296      446,340,780
  Cost of shares redeemed ................................................        (284,231,272)    (282,045,208)
                                                                                 -------------    -------------
    Change in net assets derived from capital share
      transactions .......................................................         629,849,024      164,295,572
                                                                                 -------------    -------------
  Total change in net assets .............................................         722,306,006      143,337,942

NET ASSETS
  Beginning of year ......................................................         918,837,046      775,499,104
                                                                                 -------------    -------------
  End of year ............................................................       $1,641,143,052   $ 918,837,046
                                                                                 ==============   =============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares .............................................          22,491,195       11,433,308
  Issued in connection with reinvestment of:
    Dividends from net investment income .................................             478,574           30,751
    Distributions from net short-term realized capital
      gain ...............................................................           2,008,467             --
    Distributions from net long-term realized capital
      gain ...............................................................           1,473,058        3,226,599
                                                                                 -------------    -------------
                                                                                    26,451,294       14,690,658
  Redeemed ...............................................................          (8,458,557)      (9,464,607)
                                                                                 -------------    -------------
  Net change .............................................................          17,992,737        5,226,051
                                                                                 =============    =============

                            See accompanying notes to financial statements.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS

Year Ended December 31, 2005

INCREASE (DECREASE) IN CASH
Cash flows from operating activities:
  Change in net assets resulting from operations .............   $  252,366,752
  Adjustments to reconcile change in net assets from
    operations to net cash provided by operating activities:
    Purchase of investment securities ........................   (3,850,187,630)
    Buy to cover of investment securities held short .........   (1,138,384,687)
    Proceeds from disposition of investment securities .......    3,426,564,481
    Proceeds from short sale investment securities ...........    1,674,947,859
    Sale of short-term investment securities, net ............       (3,115,000)
    Sale of repurchase agreements, net .......................      110,625,000
    Futures transactions .....................................         (736,836)
    Increase in deposits with brokers for short sales ........     (578,976,770)
    Increase in dividends and interest receivable ............         (715,655)
    Increase in receivables for securities sold ..............      (37,196,784)
    Decrease in securities purchased to cover short sales ....     (107,642,188)
    Decrease in dividends and interest on short sales payable        (2,108,231)
    Decrease in tax withholding liability ....................         (225,443)
    Increase in payable for securities purchased .............       34,895,051
    Amortization of short bonds ..............................           (3,755)
    Decrease in variation margin payable .....................          (21,000)
    Increase in accrued expenses .............................          604,593
    Increase in miscellaneous income .........................            6,456
    Mark to market on receivables and liabilities ............             (881)
    Unrealized appreciation on securities and currencies .....      (94,717,654)
    Net realized gain from investments and currencies ........     (137,961,949)
                                                                 --------------
  Net cash used in operating activities ......................     (451,984,271)
                                                                 --------------
Cash flows from financing activities:
  Proceeds from shares sold ..................................      775,068,606
  Payment on shares redeemed .................................     (285,510,391)
  Cash distributions paid ....................................      (37,573,378)
                                                                 --------------
  Net cash provided by financing activities ..................      451,984,837
                                                                 --------------
Net increase in cash .........................................              566

Cash:
  Beginning balance ..........................................              750
                                                                 --------------
  Ending balance .............................................   $        1,316
                                                                 ==============
Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $132,219,237.

                See accompanying notes to financial statements.

                                                          CGM FOCUS FUND
-----------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                                        YEAR ENDED DECEMBER 31,
                                          ------------------------------------------------------------------------------------
                                                2005                2004               2003             2002             2001
                                                ----                ----               ----             ----             ----
For a share of the Fund outstanding
  throughout the period:

Net asset value at the beginning of
  period ...............................        $29.51             $29.93             $17.98           $21.87           $15.80
                                                ------             ------             ------           ------           ------

Net investment income (loss)(a) ........          0.52(b)(c)         0.04(b)(c)        (0.21)(b)        (0.21)(b)         0.01
Net realized and unrealized gain (loss)
  on investments
  and foreign currency transactions ....          6.93               3.65              12.16            (3.68)            7.51
                                                ------             ------             ------           ------           ------
Total from investment operations .......          7.45               3.69              11.95            (3.89)            7.52
                                                ------             ------             ------           ------           ------

Dividends from net investment income ...         (0.44)             (0.04)              --               --              (0.01)
Distribution from net short-term
  realized gain ........................         (1.80)              --                 --               --              (1.34)
Distribution from net long-term realized
  gain .................................         (1.32)             (4.07)              --               --              (0.10)
                                                ------             ------             ------           ------           ------
Total Distributions ....................         (3.56)             (4.11)              --               --              (1.45)
                                                ------             ------             ------           ------           ------

Net increase (decrease) in net asset
  value ................................          3.89              (0.42)             11.95            (3.89)            6.07
                                                ------             ------             ------           ------           ------
Net asset value at end of period .......        $33.40             $29.51             $29.93           $17.98           $21.87
                                                ======             ======             ======           ======           ======

Total Return (%) .......................          25.2               12.4               66.5            (17.8)            47.7(d)

Ratios:
Operating expenses to average net
  assets (%) ...........................          1.07               1.12               1.18             1.18             1.20
Dividends and interest on short
  positions to average net assets (%) ..          0.15               0.09               --               0.02             --
                                                ------             ------             ------           ------           ------
Total expenses to average net assets (%)          1.22               1.21               1.18             1.20             1.20
                                                ======             ======             ======           ======           ======
Operating expenses to average net assets
  before expense limitation (%) ........           N/A                N/A                N/A              N/A             1.32
Dividends and interest on short
  positions to average net assets before
  expense limitation (%) ...............           N/A                N/A                N/A              N/A             --
                                                ------             ------             ------           ------           ------

Total expenses to average net assets
  before expense limitation (%) ........           N/A                N/A                N/A              N/A             1.32
                                                ======             ======             ======           ======           ======
Net investment income (loss) to average
  net
  assets (%) ...........................          1.55               0.14              (0.92)           (0.98)            0.11
Portfolio turnover (%) .................           282                327                204              155              254

Net assets at end of period (in
thousands) ($) .........................     1,641,143            918,837            775,499          383,983          249,562

(a) Net of reimbursement which amounted
    to ($) .............................           N/A                N/A                N/A              N/A             0.01
(b) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c) Net investment income (loss) per share excluding all related short sale income and expenses for the period ended
    December 31, 2004 was $0.06, and for the period ended December 31, 2005 was $0.23.
(d) The total return would have been lower had certain expenses not been reduced during the period.

                                              See accompanying notes to financial statements.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005

1. The Fund is a non-diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are four CGM Funds. The Fund's investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a smaller number of companies, and/or in a more limited number of sectors than diversified mutual funds. In addition, should the investment outlook of the Fund's investment manager so warrant, the Fund may engage in a variety of investment techniques including short sales designed to capitalize on declines in the market price of specific equity securities of one or more companies or declines in market indexes.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used for long positions and the last reported ask price for short positions. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securites which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on the accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2005, there were no capital loss carryovers available to offset future realized gains. The tax basis components of the distributable earnings of the Fund are $310,843,630 which represents the unrealized appreciation on investments as of December 31, 2005.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/loss. These differences are primarily related to amortization on bonds held short, dividends on short positions which were held less than forty-five days and foreign exchange gains/losses. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales and unrealized gain (loss) on futures contracts, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. During the year ended December 31, 2005, the tax character of distributions paid was as follows: ordinary income $100,617,383 and long-term gains $59,292,387.

E. SHORT SALES -- The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The Fund is liable for any dividends or interest paid on securities sold short. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. The market value of securities held in a segregated account at December 31, 2005 was $930,598,080 and the value of cash held in a segregated account was $638,994,433.

F. CURRENCY FUTURES CONTRACTS -- The Fund may seek to manage exposure to the relevant markets or to profit from changes in currency exchange rates using currency futures contracts and other derivatives. The Fund will only engage in transactions in futures contracts that are traded on a United States exchange or board of trade. The value of futures contracts positions could be adversely affected by a number of complex political and economic factors applicable to the countries issuing the underlying currencies. When the Fund invests in futures contracts these investments can disproportionately increase losses when currency exchange rates are changing. The Fund may not fully benefit from, or may lose money on, currency futures contracts if the Fund's investment manager fails to accurately predict changes in their value.

    Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract the Fund agrees to receive from or pay to the futures broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of December 31, 2005 all futures contracts were closed.

G. INDEMNITIES -- In the normal course of business, CGM Focus Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. CGM Focus Fund's maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against CGM Focus Fund. The risk of material loss from such claims is considered remote.

H. STATEMENT OF CASH FLOWS -- Information on the Fund's financial transactions which have been settled through the receipt and disbursement of cash is presented in the financial statement entitled Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows at December 31, 2005 represents cash maintained by the custodian.

I. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

2. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

3. PURCHASES AND SALES OF SECURITIES -- For the period ended December 31, 2005, purchases and sales of securities other than United States government obligations and short-term investments aggregated $3,850,187,630 and $3,425,579,403, respectively. There were no purchases of long-term United States government obligations and there were aggregate sales of long-term United States government obligations of $985,078 for the period ended December 31, 2005.

4. A. MANAGEMENT FEES -- During the period ended December 31, 2005, the Fund incurred management fees of $12,154,283, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund's average daily net assets, 0.95% of the next $500 million and 0.90% on amounts in excess of $1 billion.

   B. OTHER EXPENSES -- CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and to Sarbanes Oxley Act of 2002. The Accounting, Administration and Compliance expense of $203,582, for the period ended December 31, 2005, is shown separately in the financial statements. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, some of whom are officers of the Fund. Of the total expense reimbursement, $160,480 represented reimbursements by the Fund to CGM for a portion of the salaries of CGM employees who are officers of the Fund.

   C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ended December 31, 2005, each disinterested trustee was compensated by the CGM Funds with an annual fee of $50,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the CGM Funds and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, each of the CGM Funds is responsible for $7,000 per trustee annually, plus an annual variable fee calculated based on the proportion of each of the CGM Funds' average net assets relative to the aggregate average net assets of the CGM Funds.

5. LINE OF CREDIT -- The Fund has a $20,000,000 committed, secured line of credit with State Street Bank and Trust Company. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.125% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the period ended December 31, 2005.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of CGM Trust and Shareholders of CGM Focus Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets, and of cash flows and the financial highlights present fairly, in all material respects, the financial position of CGM Focus Fund (the "Fund," a series of CGM Trust) at December 31, 2005, the results of its operations, the changes in its net assets, its cash flows and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 16, 2006

ADDITIONAL INFORMATION
(unaudited)

AVAILABILITY OF PROXY VOTING INFORMATION:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2005 are available without charge, upon request by calling 1-800-345-4048. The policies also appear in the Fund's Statement of Additional Information, which can be found on the SEC's website, http://www.sec.gov. The voting records can also be found on the SEC's website on the N-PX filing.

PORTFOLIO HOLDINGS:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------


FUND EXPENSES
As a shareholder of CGM Focus Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2005 to December 31, 2005.

ACTUAL RETURN AND EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-------------------------------------------------------------------------------
                                                                  Expenses Paid
                                Beginning          Ending        During Period*
                              Account Value     Account Value    7/01/05 - 12/
                                 7/01/05           12/31/05          31/05
-------------------------------------------------------------------------------
Actual                          $1,000.00         $1,096.12          $6.39
-------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)     $1,000.00         $1,019.11          $6.16
-------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.21%, which includes expenses related to short sales activity, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/2005

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For the year ended December 31, 2005, the Fund designated $59,865,860 as long-term capital dividends.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

TRUSTEES AND OFFICERS

The Fund is supervised by the board of trustees (the "Board") of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund's investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund's day-to-day operations.

An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Capital Growth Management Limited Partnership ("CGM"), the Fund's investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he earlier dies, resigns or is removed, or if sooner, until the election and qualification of his successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not "interested persons" of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110.

The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

                                                                        PRINCIPAL               NUMBER OF
                                                                        OCCUPATION             FUNDS IN THE
                                                                       DURING PAST               CGM FUNDS
                                        POSITION HELD AND           5 YEARS AND OTHER             COMPLEX
NAME, ADDRESS AND AGE                 LENGTH OF TIME SERVED         DIRECTORSHIPS HELD           OVERSEEN
---------------------                 ---------------------         ------------------         ------------
INTERESTED TRUSTEES
G. Kenneth Heebner*                  Trustee since 1993             Co-founder and Employee,          4
  age 65                                                            CGM; Controlling Owner,
                                                                    Kenbob, Inc. (general
                                                                    partner of CGM)

Robert L. Kemp*                      Trustee since 1990             Co-founder and Employee,          4
  age 73                                                            CGM; Non-voting Owner,
                                                                    Kenbob, Inc. (general
                                                                    partner of CGM)

DISINTERESTED TRUSTEES

Peter O. Brown                       Trustee since 1993             Counsel (formerly,                4
  age 65                                                            Partner), Harter, Secrest
                                                                    & Emery LLP (law firm);
                                                                    Trustee, TT International
                                                                    U.S.A. Master and Feeder
                                                                    Trusts (four mutual
                                                                    funds)

Mark W. Holland                      Trustee since 2004             President, Wellesley              4
  age 56                                                            Financial Advisors, LLC;
                                                                    formerly Vice President
                                                                    and Chief Operating
                                                                    Officer, Fixed Income
                                                                    Management, Loomis,
                                                                    Sayles & Company, L.P.;
                                                                    formerly Director,
                                                                    Loomis, Sayles & Company,
                                                                    L.P.

Laurens MacLure                      Trustee since 1990             Retired; formerly                 4
  age 80                                                            President and Chief
                                                                    Executive Officer, New
                                                                    England Deaconess
                                                                    Hospital; formerly
                                                                    Trustee, New England
                                                                    Zenith Fund; formerly
                                                                    Director, Massachusetts
                                                                    Blue Cross/Blue Shield

James Van Dyke Quereau, Jr.          Trustee since 1993             Managing Partner and              4
  age 57                                                            Director, Stratton
                                                                    Management Company
                                                                    (investment management);
                                                                    Director and Vice
                                                                    President, Semper Trust
                                                                    Co.

J. Baur Whittlesey                   Trustee since 1990             Member, Ledgewood Law             4
  age 59                                                            Firm, P.C.

OFFICERS
G. Kenneth Heebner*                  Vice President since 1990      Co-founder and Employee,          4
  age 65                                                            CGM; Controlling Owner,
                                                                    Kenbob, Inc. (general
                                                                    partner of CGM)

Robert L. Kemp*                      President since 1990           Co-founder and Employee,          4
  age 73                                                            CGM; Non-voting Owner,
                                                                    Kenbob, Inc. (general
                                                                    partner of CGM)

David C. Fietze*                     Chief Compliance Officer       Employee - Legal counsel,         4
  age 36                             since 2004                     CGM; formerly counsel,
  address:                                                          Bartlett Hackett
  222 Berkeley Street,                                              Feinberg, P.C.; formerly
  Boston, Massachusetts                                             counsel, McLane, Graf,
  02116                                                             Raulerson & Middleton

Kathleen S. Haughton*                Vice President since 1992      Employee - Investor               4
  age 45                             and Anti-Money Laundering      Services Division, CGM
  address:                           Compliance Officer since 2002
  222 Berkeley Street,
  Boston, Massachusetts
  02116

Jem A. Hudgins*                      Treasurer since 2004           Employee - CGM; formerly          4
  age 42                                                            Vice President - Tax and
                                                                    Treasury, AEW Capital
                                                                    Management L.P.

Leslie A. Lake*                      Vice President and Secretary   Employee - Office                 4
  age 60                             since 1992                     Administrator, CGM

Martha I. Maguire*                   Vice President since 1994      Employee - Funds                  4
  age 50                                                            Marketing, CGM

                                                                    Employee - Portfolio              4
Mary L. Stone*                       Assistant Vice President       Transactions, CGM
  age 61                             since 1990

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

--------------------------------------------------

TELEPHONE NUMBERS

For information about:
[ ] Account Procedures and Status

[ ] Redemptions

[ ] Exchanges
    Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

[ ] Proxy Voting Policies and Voting Records

[ ] Complete Schedule of Portfolio Holdings for the
    1st & 3rd Quarters (as filed on Form N-Q)
    Call 800-345-4048
--------------------------------------------------
MAILING ADDRESS
CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511 Boston, MA 02266-8511
--------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FFAR 05                                                       Printed in U.S.A.

 ITEM 2. CODE OF ETHICS.

CGM Trust has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (the "Code"). The Code is filed herewith as Exhibit 99.CODE ETH. There were no amendments to the Code required to be disclosed in response to this Item 2 during the fiscal year ended December 31, 2005. There were no waivers or implicit waivers from the Code granted by the registrant during the fiscal year ended December 31, 2005.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is James Van Dyke Quereau, Jr. James Van Dyke Quereau, Jr. is "independent" as defined in in Item 3(a)(2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        (a) Audit Fee: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of CGM Trust's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are the following: 2004 - $80,250 and 2005 - $80,250.
        (b) Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of CGM Trust's financial statements and are not reported under paragraph (a) of this Item are the following: 2004 - $0 and 2005 - $0.
        (c) Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are the following: 2004 - $11,000 and 2005 - $11,000. The nature of the services comprising the fees disclosed under this category is tax compliance services related to the preparation and review of federal income and excise tax returns and review of excise tax distribution requirements.
        (d) All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are the following: 2004 - $0 and 2005 - $0.
        (e) (1) The Trustees Committees of the Boards of Trustees of the CGM Trust and CGM Capital Development Fund (the "Trustees Committees")are required to pre-approve (i)all audit services, tax services and permitted non-audit services provided by PricewaterhouseCoopers LLP or any other independent public accountant engaged by the CGM Trust and the CGM Capital Development Fund(the "Trusts") and (ii)any engagement of PricewaterhouseCoopers LLP to provide non-audit services to (a) Capital Growth Management Limited Partnership ("CGM"), and (b) any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the Trusts if the engagement relates directly to the operations and financial reporting of the Trusts. The Trustees Committees generally review each necessary pre-approval on a case by base basis. However, the Trustees Committees have authorized the President or Treasurer of each of the CGM Trust, on behalf of its series, and the CGM Capital Development Fund (collectively with the series of the CGM Trust, the "Funds") to incur additional fees totaling in the aggregate not more than $7,500.00 for services relating to the audit of the Funds for the fiscal year ended December 31, 2005, the close-out of the 2005 accounts, calculation of year-end dividends, and/or related tax or accounting matters.
            (2) 0% of services described in each of paragraphs (b) through (d)
                of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
        (f) Not applicable.
        (g) The aggregate non-audit fees billed by CGM Trust's accountant for services rendered to (i)CGM Trust, (ii)CGM, and (iii)any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the CGM Trust for each of the last two fiscal years of the CGM Trust are the following: 2004 - $11,000 and 2005 - $11,000.
        (h) There were no non-audit services that were rendered to the CGM or any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the CGM Trust that were not pre-approved pursuant to paragraph (c)(7)(ii) or Rule 2-01 of Regulation S-X, thus no consideration by the Trustees Committees was necessary to determine if services were compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

                       Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

        Not applicable. Investments in securities of unaffiliated issuers as of December 31, 2005, as set forth in 210.12-12 of Regulation S-X,are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                       Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                       Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As described in the CGM Trust's most recent proxy statement on Schedule 14A filed on September 24, 2004, the CGM Trust does not have a formal policy for considering any trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust's disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust's last fiscal quarter of the period covered by this report.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics described in Item 2 is attached hereto as EX-99.CODE ETH.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(b) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By:   /S/Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date:  February 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
         Principal Executive Officer

Date:  February 22, 2006


By:   /S/ Jem A. Hudgins
      Jem A. Hudgins
            CFO & Treasurer
      Principal Financial Officer

Date:  February 22, 2006